Commitments and Contingencies (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 20, 2017	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Employment agreement, description	The Company entered into a new employment agreement with Mr. Yakov for 7 years effective January 1, 2018 through December 31, 2024.
Annual salary	$ 375,000
Monthly automobile allowance	$ 2,500
Paid vacation period	28 days
Incentive bonus	$ 200,000
Operating lease expiring		Nov. 30, 2019	Nov. 30, 2019
Minimum [Member]
Commitments and Contingencies (Textual)
Monthly lease payments			$ 8,278
Maximum [Member]
Commitments and Contingencies (Textual)
Monthly lease payments		$ 9,046	$ 9,046